Segments - Identifiable Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets	$ 1,665,559	$ 1,703,826
Cash and cash equivalents	42,530	67,495	$ 68,535	$ 101,734
Other	60,234	474
Kamsarmax pool [Member]
Assets	543,280	553,790
Scorpio Ultramax Pool
Assets	920,149	994,812
Corporate Segment
Cash and cash equivalents	19,564	55,884
Other	$ 182,566	$ 99,340